UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ---------------------------------
          Chicago, IL  60606
          ---------------------------------

13F File Number:  28-5324
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni           Chicago, IL             April 30, 2009
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     76
                                            ---------------------
Form 13F Information Table Value Total:     $252,426
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----
ADC Telecommunications,
Inc.                          COM NEW   000886309    1,732     394,440  SH         Sole                 388,400            6,040
ATC Technology
Corporation                   COM       00211W104    2,052     183,250  SH         Sole                 180,300            2,950
Aaron Rents, Inc.             COM       002535201    4,941     185,350  SH         Sole                 182,400            2,950
Acco Brands
Corporation                   COM       00081T108    1,904   1,942,540  SH         Sole               1,912,100           30,440
Alliance Healthcare
Services, Inc.                COM NEW   018606202    3,801     559,000  SH         Sole                 550,900            8,100
Altra Holdings, Inc.          COM       02208R106      779     200,670  SH         Sole                 197,500            3,170
Arris Group, Inc.             COM       04269Q100    4,444     603,044  SH         Sole                 593,024           10,020
ArvinMeritor, Inc.            COM       043353101      385     487,729  SH         Sole                 479,909            7,820
Aspen Insurance
Holdings Limited              SHS       G05384105    4,843     215,613  SH         Sole                 212,173            3,440
B&G Foods, Inc.               CLA       05508R106    5,564   1,069,950  SH         Sole               1,052,800           17,150
Baldor Electric
Company                       COM       057741100    1,827     126,080  SH         Sole                 124,000            2,080
Benchmark Electronics,
Inc.                          COM       08160H101    4,514     403,014  SH         Sole                 396,039            6,975
Big 5 Sporting Goods
Corporation                   COM       08915P101    3,312     564,142  SH         Sole                 555,322            8,820
Brady Corporation             CLA       104674106    3,088     175,150  SH         Sole                 172,400            2,750
Bristow Group, Inc.           COM       110394103    1,818      84,820  SH         Sole                  83,500            1,320
Brocade Communications
Systems                       COM NEW   111621306    2,892     838,271  SH         Sole                 825,451           12,820
CAI International,
Inc.                          COM       12477X106    1,097     387,790  SH         Sole                 381,400            6,390
CBIZ, Inc.                    COM       124805102    6,290     902,500  SH         Sole                 888,000           14,500
Chemed Corporation            COM       16359R103    5,081     130,620  SH         Sole                 128,500            2,120
Cincinnati Bell Inc.          COM       171871106    7,822   3,400,822  SH         Sole               3,346,262           54,560
Consolidated Graphics
Inc.                          COM       209341106    3,852     302,850  SH         Sole                 298,030            4,820
Covance Inc.                  COM       222816100    4,910     137,810  SH         Sole                 135,500            2,310
Cowen Group, Inc.             COM       223621103    2,164     444,364  SH         Sole                 439,024            5,340
Crane Co.                     COM       224399105    2,580     152,833  SH         Sole                 152,833                0
Delphi Financial Group,
Inc.                          CLA       247131105    4,344     322,754  SH         Sole                 317,444            5,310
Drew Industries
Incorporated                  COM NEW   26168L205    1,339     154,260  SH         Sole                 151,800            2,460
Euronet Worldwide,
Inc.                          COM       298736109    2,914     223,120  SH         Sole                 219,400            3,720
FARO Technologies
Inc.                          COM       311642102    2,107     156,760  SH         Sole                 154,200            2,560
Financial Federal
Corporation                   COM       317492106    5,755     271,710  SH         Sole                 267,100            4,610
Five Star Quality Care,
Inc.                          COM       33832D106    1,361   1,308,482  SH         Sole               1,287,032           21,450
Gildan Activewear
Inc.                          COM       375916103    6,192     764,470  SH         Sole                 752,220           12,250
GrafTech International
Ltd.                          COM       384313102    1,881     305,410  SH         Sole                 300,500            4,910
HCC Insurance Holdings,
Inc.                          COM       404132102    3,728     148,010  SH         Sole                 145,600            2,410
Harris Stratex Networks,
Inc.                          CLA       41457P106      907     235,609  SH         Sole                 232,199            3,410
Heidrick & Struggles Int'l.,
Inc.                          COM       422819102    3,789     213,565  SH         Sole                 210,065            3,500
Herman Miller, Inc.           COM       600544100    3,060     287,010  SH         Sole                 282,400            4,610
Hexcel Corporation            COM       428291108    4,833     735,560  SH         Sole                 723,800           11,760
IDEX Corporation              COM       45167R104      678      31,000  SH         Sole                  30,700              300
Jo-Ann Stores, Inc.           COM       47758P307    4,622     282,879  SH         Sole                 278,475            4,404
Jos. A. Bank Clothiers,
Inc.                          COM       480838101    8,047     289,353  SH         Sole                 284,743            4,610
Key Energy Services,
Inc.                          COM       492914106      842     292,454  SH         Sole                 287,834            4,620
Littelfuse, Inc.              COM       537008104    1,299     118,200  SH         Sole                 116,400            1,800
MarineMax, Inc.               COM       567908108      779     397,340  SH         Sole                 391,000            6,340
McCormick & Schmick's
Seafood                       COM       579793100    2,038     519,780  SH         Sole                 512,100            7,680



                                                   FORM 13F INFORMATION TABLE
          ITEM 1               ITEM 2     ITEM 3     ITEM 4            ITEM 5        ITEM 6     ITEM 7           ITEM 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                              TITLE OF              VALUE     SHARES/   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------                --------  ---------  --------   -------   ---  ----  ----------  --------  ----     ------  ----

Middleby Corporation          COM       596278101    6,356     196,000  SH         Sole                 192,910            3,090
NCI Building Systems,
Inc.                          COM       628852105      382     171,921  SH         Sole                 169,231            2,690
NeuStar, Inc.                 CLA       64126X201    5,529     330,070  SH         Sole                 324,900            5,170
ON Semiconductor
Corporation                   COM       682189105    3,616     927,186  SH         Sole                 912,616           14,570
Penson Worldwide,
Inc.                          COM       709600100    2,374     369,200  SH         Sole                 363,500            5,700
Perot Systems Corp.           CLA       714265105    4,309     334,563  SH         Sole                 329,193            5,370
Polycom, Inc.                 COM       73172K104    3,650     237,181  SH         Sole                 233,579            3,602
Prosperity Bancshares,
Inc.                          COM       743606105    5,485     200,540  SH         Sole                 197,250            3,290
RAM Holdings, Inc.            SHS       G7368R104      165     660,534  SH         Sole                 651,414            9,120
Reinsurance Group Of
America, Inc.                 COM NEW   759351604    7,930     244,817  SH         Sole                 240,857            3,960
Rudolph Technologies,
Inc.                          COM       781270103      892     294,520  SH         Sole                 289,200            5,320
SVB Financial
Group                         COM       78486Q101      218      10,900  SH         Sole                  10,700              200
SeaBright Insurance
Holdings                      COM       811656107    5,942     568,073  SH         Sole                 559,453            8,620
SkyWest, Inc.                 COM       830879102    2,353     189,112  SH         Sole                 186,192            2,920
Sonic Corp.                   COM       835451105    3,406     339,920  SH         Sole                 334,800            5,120
Spherion Corporation          COM       848420105    2,330   1,120,020  SH         Sole               1,101,900           18,120
Sun Healthcare
Group, Inc.                   COM NEW   866933401    3,601     426,690  SH         Sole                 419,700            6,990
Super Micro
Computer, Inc.                COM       86800U104    1,164     236,580  SH         Sole                 232,800            3,780
Syniverse Holdings,
Inc.                          COM       87163F106    6,555     415,900  SH         Sole                 409,200            6,700
Synnex Corporation            COM       87162W100    5,007     254,574  SH         Sole                 250,554            4,020
TNS, Inc.                     COM       872960109    4,225     516,460  SH         Sole                 508,200            8,260
TTM Technologies,
Inc.                          COM       87305R109    3,053     526,300  SH         Sole                 526,300                0
Teleflex Incorporated         COM       879369106    3,291      84,200  SH         Sole                  82,870            1,330
The Dress Barn,
Inc.                          COM       261570105    4,343     353,390  SH         Sole                 347,800            5,590
The Hanover Insurance
Group, Inc.                   COM       410867105    5,747     199,400  SH         Sole                 196,200            3,200
TradeStation Group,
Inc.                          COM       89267P105    4,015     608,390  SH         Sole                 599,200            9,190
Triumph Group, Inc.           COM       896818101    3,415      89,400  SH         Sole                  89,400                0
United PanAm Financial
Corp.                         COM       911301109      349     240,719  SH         Sole                 237,019            3,700
Validus Holdings,
Ltd.                          COM SHS   G9319H102    6,109     258,000  SH         Sole                 253,900            4,100
Virtusa Corporation           COM       92827P102    2,063     332,706  SH         Sole                 327,603            5,103
Websense, Inc.                COM       947684106    1,920     160,000  SH         Sole                 157,500            2,500
inVentiv Health,
Inc.                          COM       46122E105      425      52,133  SH         Sole                  51,238              895
TOTAL                                              252,426